SCHEDULE OF OUTSTANDING COMMON STOCK SECURITIES NOT INCLUDED IN THE COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,472,000	633,000	2,949	290
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,244,000	496,000	2,822	145
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	228,000	137,000	127	145